Offsets	Jan. 14, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SIBO HOLDING Ltd
Form or Filing Type	F-1
File Number	333-289242
Initial Filing Date	Aug. 05, 2025
Fee Offset Claimed	$ 1,056.39
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares, $0.00002 par value
Unsold Securities Associated with Fee Offset Claimed	1,725,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 6,900,000.00
Termination / Withdrawal Statement	We previously registered $6,900,000 of Class A Ordinary Shares by means of Registration Statement on Form F-1 (File No. 333-289242), as amended, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on August 5, 2025 and declared effective by the SEC on September 30, 2025 (“Prior Registration Statement”), and the Prior Registration Statement was withdrawn on January 14, 2026. In connection with the filing of the Prior Registration Statement, we made a contemporaneous fee payment in the amount of $1,056.39. No securities have been sold by us under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $1,056.39, the amount of the fee attributable to our unsold securities pursuant to the Prior Registration Statement, is available to offset against the current registration fee for this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SIBO HOLDING Ltd
Form or Filing Type	F-1
File Number	333-289242
Filing Date	Aug. 05, 2025
Fee Paid with Fee Offset Source	$ 1,056.39